Note 13 - Right-of-use assets, net and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Note 13 - Right-of-use assets, net and lease liabilities
Disclosure of quantitative information about right-of-use assets [text block]
Year ended December 31, 2024	Land and Civil Buildings	Industrial Buildings, Plant and Production Equipment	Vehicles, furniture and fixtures	Others	Total
Cost
Opening net book amount	66,464	148,380	43,217	3,668	261,729
Currency translation adjustment	(167)	(439)	(692)	-	(1,298)
Additions	16,034	52,040	22,663	584	91,321
Transfers / Reclassifications	(5,027)	5,027	-	-	-
Disposals	(10,772)	(20,113)	(8,706)	-	(39,591)
At December 31, 2024	66,532	184,895	56,482	4,252	312,161

Depreciation
Accumulated at the beginning of the year	27,972	75,567	25,229	823	129,591
Currency translation adjustment	(68)	(283)	(412)	-	(763)
Depreciation charge	20,448	34,719	13,786	948	69,901
Transfers / Reclassifications	(1,514)	1,550	(36)	-	-
Disposals	(10,041)	(17,660)	(7,735)	-	(35,436)
Accumulated at the end of the year	36,797	93,893	30,832	1,771	163,293
At December 31, 2024	29,735	91,002	25,650	2,481	148,868

Year ended December 31, 2023	Land and Civil Buildings	Industrial Buildings, Plant and Production Equipment	Vehicles, furniture and fixtures	Others	Total
Cost
Opening net book amount	43,570	125,677	30,291	1,182	200,720
Currency translation adjustment	99	243	263	-	605
Increase due to business combinations (*)	11,803	37	46	-	11,886
Additions	13,040	30,066	15,732	2,486	61,324
Transfers / Reclassifications	691	-	(691)	-	-
Disposals	(2,739)	(7,643)	(2,424)	-	(12,806)
At December 31, 2023	66,464	148,380	43,217	3,668	261,729

Depreciation
Accumulated at the beginning of the year	18,933	52,794	17,042	210	88,979
Currency translation adjustment	34	134	200	-	368
Depreciation charge	9,663	29,685	10,316	613	50,277
Transfers / Reclassifications	691	-	(691)	-	-
Disposals	(1,349)	(7,046)	(1,638)	-	(10,033)
Accumulated at the end of the year	27,972	75,567	25,229	823	129,591
At December 31, 2023	38,492	72,813	17,988	2,845	132,138

(*) For the year 2023, related to the GPC and Mattr’s pipe coating business unit acquisitions.

Lease liability evolution [text block]
	Year ended December 31,
	2024	2023
Opening net book amount	134,433	112,177
Changes due to business combinations (*)	(35)	12,148
Translation differences	(4,565)	2,237
Additions	91,005	61,310
Cancellations	(8,377)	(2,972)
Repayments (**)	(73,639)	(54,940)
Interest accrued	6,104	4,473
At December 31,	144,926	134,433

(*) For the year 2024, related to Mattr’s pipe coating business unit acquisitions. For more information see note 34.

For the year 2023, related to the GPC and Mattr’s pipe coating business unit acquisitions.

(**) For the year 2024 includes repayments of $68.6 million in capital and $5.1 million of interest.

For the year 2023 includes repayments of $51.5 million in capital and $3.4 million of interest.